Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instruments [Abstract]
2014	$ 207
2015	276
2016	0
2017	0
2018	0
thereafter	845,000
Total long-term debt	$ 845,483	$ 846,992